Leases - Contractual obligations and commitments (Details) £ in Thousands	Jun. 30, 2021 GBP (£)
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	£ 68,143
Short-term leases	525
Leases contracted, but not yet commenced	8,602
Total	77,270
Less than 1 year
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	13,543
Short-term leases	525
Leases contracted, but not yet commenced	161
Total	14,229
1 to 3 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	20,005
Short-term leases	0
Leases contracted, but not yet commenced	1,771
Total	21,776
3 to 5 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	15,942
Short-term leases	0
Leases contracted, but not yet commenced	1,924
Total	17,866
More than 5 years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	18,653
Short-term leases	0
Leases contracted, but not yet commenced	4,746
Total	£ 23,399